Stockholder's Deficit (Details)		3 Months Ended
	Jun. 30, 2024 Vote $ / shares shares	Sep. 30, 2024 Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Common stock
Common stock, shares authorized		190,000,000	190,000,000	190,000,000
Par value per share (in $ per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		6,208,935	6,205,506	0
Common Stock, Shares, Outstanding (in shares)		6,208,935	6,205,506	0
ROTH CH V HOLDINGS, INC.
Common stock
Common stock, shares authorized	1	1
Par value per share (in $ per share) | $ / shares	$ 0.01	$ 0.01
Common stock, shares issued	1	1
Common Stock, Shares, Outstanding (in shares)	1	1
Number of votes per share | Vote	1	1